SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash
Short-term restricted cash	$ 11,397	$ 12,264
Other long-term assets
Restricted Cash
Long-term restricted cash	$ 3,300	$ 3,800